REAL ESTATE PROPERTIES FOR LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
SCHEDULE OF REAL ESTATE PROPERTY FOR LEASE

Real estate properties for lease, net consisted of the followings:

	As of December 31,
	2024	2025
Plant	$65,826	$498,006
Land use right	8,410	63,533
Less: accumulated depreciation and amortization	(13,328)	(125,663)
Total real estate property for lease, net	$60,908	$435,876

SCHEDULE OF MINIMUM FUTURE REAL ESTATE LEASE INCOME

As of December 31, 2025, minimum future real estate lease income on non-cancelable leases subsequent to December 31, 2025, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ending December 31,	Amount
2026	60,492
2027	57,383
2028	51,164
2029	51,164
2030	34,110
Total	$254,313